Unaudited Interim Condensed Consolidated Financial Statements	6 Months Ended
Jun. 30, 2026
Unaudited Interim Condensed Consolidated Financial Statements Abstract
UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
NOTE 3:–	UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States for interim financial information. Accordingly, they do not include all the information and footnotes required by accounting principles generally accepted in the United States for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included.

Operating results for the six-month period ended June 30, 2026, are not necessarily indicative of the results that may be expected for the year ended December 31, 2026.

Use of Estimates:

The preparation of the interim condensed consolidated financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates, judgments and assumptions. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the dates of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.